Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 18, 2013
Registrant Name	dei_EntityRegistrantName	American Independence Funds Trust II
CIK	dei_EntityCentralIndexKey	0001581466
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Dec. 18, 2013
Effective Date	dei_DocumentEffectiveDate	Dec. 19, 2013
Prospectus Date	rr_ProspectusDate	Dec. 19, 2013
American Independence MAR Tactical Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY – AMERICAN INDEPENDENCE MAR TACTICAL CONSERVATIVE FUND
Investment objective:	rr_ObjectiveHeading	Investment Objective.
Investment objective	rr_ObjectivePrimaryTextBlock	The primary objective of the American Independence MAR Tactical Conservative Fund (the “Fund”) is a high level of total return consistent with a conservative level of risk.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund (or in any other American Independence Funds). More information about these and other discounts is available from your financial professional and in the “Investing With The Funds” section starting on page 45 of the Funds’ Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund has not yet commenced operations, and therefore, has no portfolio turnover rate to report.

Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund (or in any other American Independence Funds).
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies, Risks and Performance.
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Strategies. The Fund seeks to achieve its investment objective by allocating net assets to four asset classes (equity, fixed income, cash and commodities) and multiple sub-asset classes (subsets of the four asset classes) through investments in exchange-traded funds (“ETFs”) whose underlying investments trade in U.S. and international, both developed and emerging markets, but are listed on U.S. exchanges. The underlying investments of the ETFs will include the following:

• Common and preferred stocks of all market capitalizations and investment types (e.g., value and growth) in global markets, including emerging markets, all of which are considered to be sub-asset classes;

• Fixed-income securities with varying maturities and credit quality, including high yield securities (commonly known as “junk bonds”), convertible debt, investment grade corporate bonds, asset- and mortgage-backed securities, municipals bonds and both domestic and foreign sovereign debt bonds, including those in emerging markets, all of which are also examples of sub-asset classes; and

• Commodities (e.g., gold).

In addition, the Fund treats cash equivalents as an asset class and has the ability to fully invest in cash or cash equivalents as a potential defense against volatile market downturns.

The Fund may also invest in a basket of securities which represent an asset class or investment type if it is determined that investing in the ETF for that investment type is not feasible or otherwise not in the best interest of the Fund.

Cougar Global Investments Ltd. (the “Sub-Adviser” or “Cougar Global”) employs a proprietary asset allocation model to structure the portfolio across multiple asset classes and sub-asset classes based on the return and downside-risk profile. First, the Sub-Adviser uses its proprietary Macroeconomic Assessment of Risk (“MAR”) analysis to create its forecast of the macroeconomic environment over a one-year time horizon. Second, the Sub-Adviser uses statistical models to establish what impact it believes the macroeconomic environment may have on the risk/return profile and correlations of multiple asset classes and sub-asset classes. This provides a measure of how these asset classes and sub-asset classes may behave under different macroeconomic scenarios. Third, the Sub-Adviser selects asset classes and sub-asset classes it believes will achieve the highest total return as is consistent with the Fund’s return and downside-risk profile. Finally, the Fund’s portfolio is revised and rebalanced monthly if the expected returns and downside-risk for the current holdings have changed.

The overall asset allocation of the Fund is not fixed. It can and does change significantly over time as the Sub-Adviser decides to re-allocate portions of the portfolio in response to changes in the U.S. and global economy and in various investment markets. The Fund’s Sub-Adviser may engage in frequent buying and selling of portfolio securities to pursue the Fund’s investment objective. The Fund seeks to have a lower amount of relative risk than the other American Independence MAR Tactical Funds— the American Independence MAR Tactical Moderate Growth Fund, American Independence MAR Growth Fund and American Independence MAR Tactical Aggressive Growth Fund.

The Fund is a “fund of funds.” The term “fund of funds” is typically used to describe mutual funds whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds. The Fund is best suited for long-term investors.

In addition to investing primarily in ETFs, the Fund may also invest in short-term money market securities, cash, money market mutual funds and Treasury Bills for temporary purposes and for cash flow management.

Risk, Heading	rr_RiskHeading

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the level of risk you are willing to take. Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose money by investing in the Fund. The Fund is not intended to be a complete investment program, and is subject to management risk and may not achieve its objective if the Adviser’s and/or Sub-Adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below:

Risk, Narrative	rr_RiskNarrativeTextBlock

ETF Risks. The following are various types of risks to which the Fund is subject based on the certain types of ETFs in which the Fund will be investing:

General ETF Risk. The cost to a shareholder of investing in the Fund may be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in the related securities. Shareholders will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses.

Tracking Error Risk. ETF’s typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values (“NAV”). In addition, an ETF that tracks an index may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.

Fund of Funds Structure Risk. Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”). Absent an available exemption, the Fund may not: (i) acquire more than 3% of the voting securities of any other investment company; (ii) invest more than 5% of its total assets in securities of any one investment company; or (iii) invest more than 10% of its total assets in securities of all investment companies.

Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the above statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the particular ETF and the investing fund. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs. If the Fund is unable to rely on an ETF’s exemptive order, the limitations discussed above may prevent the Fund from allocating its investments in the manner the Sub-Adviser considers prudent, or cause the Sub-Adviser to select an investment other than that which the Sub-Adviser considers suitable.

Because the Fund’s investments are concentrated in underlying funds, and the Fund’s performance is directly related to the performance of such underlying funds, the ability of the Fund to achieve its investment objective is directly related to the ability of the underlying funds to meet their investment objectives.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

Foreign Securities Risk. To the extent the Fund invests in foreign securities including depositary receipts, such investments are subject to additional risks including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

Emerging Markets Risk. The Fund may invest in foreign securities that may include securities of companies located in developing or emerging markets, which entail additional risks, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict securities investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Foreign Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. Currency rates in foreign countries may fluctuate significantly over short periods of time.

Political Risk. A greater potential for revolts, and the expropriation of assets by governments exists when investing in securities of foreign countries.

Medium- and Small- Cap Risk. Because mid-sized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies their stock prices tend to fluctuate more than those of larger companies and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially more difficult to buy or sell as a desired time or price. Rising interest rates and changes in key personnel may also hurt small businesses more than larger ones.

Fixed-Income Securities Risk. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Generally, fixed-income securities will decrease in value if interest rates rise and will increase in value if interest rates decline. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

Interest Rate and Duration Risk. The Fund’s shares price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund’s investments generally will decline, as will the value of your investment in the Fund. Longer-term securities are subject to greater interest rate risk. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer securities duration, the more sensitive it will be to changes in interest rates. Similarly a fund with longer average fund duration will be more sensitive to changes in interest rates and will experience more price volatility than a fund with shorter average fund duration.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.

High Yield Securities Risk. Lower rated securities are subject to greater risk of loss of income and principal than higher rated securities and may have a higher incidence of default than higher-rated securities. The prices of lower rated securities are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. High yield securities are commonly referred to as “junk bonds” and are considered to be speculative.

Asset- and Mortgage-Backed Securities Risk. Mortgage-backed securities (“MBS”) (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these MBS and asset-backed securities differ from traditional fixed income securities. Like traditional fixed income securities, the value of MBS or asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. However, a main difference is that the principal on MBS or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, MBS and asset-backed backed securities are subject to prepayment risk and extension risk. Because of prepayment risk and extension risk, MBS react differently to changes in interest rates than other fixed income securities. Asset-backed securities entail certain risks not presented by MBS, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Prepayment Risk. Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. This risk could affect the total return of the Fund.

Liquidity Risk. An underlying fund may invest to a great degree in securities or instruments that trade in lower volumes and may make investments that are less liquid than other investments. These funds may invest in securities that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security or instrument at all. An inability to sell one or more portfolio positions can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Municipal Bonds Risk. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Municipal bonds can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s NAV. Further, the portfolio managers’ use of instruments that provide economic leverage increases the volatility of an underlying fund’s NAV, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.

Sovereign Debt Risk. Investing in sovereign debt will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors. In addition, foreign governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments. Moreover, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

U.S. Government Obligations Risk. U.S. government securities are subject to market and interest rate risk, as well as varying degrees of credit risk. Some U.S. government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. government securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities may have less credit risk than U.S. government securities not supported by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Commodity Risk. Investments in commodities, such as gold, or in commodity-linked instruments, will subject the Fund’s portfolio to volatility that may also deviate from price movements in equity and fixed income securities.

Non-Diversified Fund Risk. The Fund is “non-diversified” under the 1940 Act, and therefore is not required to meet certain diversification requirements under federal laws. The Fund may invest a greater percentage of its assets in the securities of an issuer. However, a decline in the value of a single investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 39.6%) and could increase brokerage commission costs.

May Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is “non-diversified” under the 1940 Act, and therefore is not required to meet certain diversification requirements under federal laws. The Fund may invest a greater percentage of its assets in the securities of an issuer. However, a decline in the value of a single investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Past Performance. The Fund has not commenced operations as of the date of this Prospectus, and, therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund has not commenced operations as of the date of this Prospectus, and, therefore, has no reportable performance history.
American Independence MAR Tactical Conservative Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCMNX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.10%	[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	112
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	399
American Independence MAR Tactical Conservative Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCMAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.38%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.48%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.48%	[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	717
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,062
American Independence MAR Tactical Conservative Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCMCX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.48%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.10%	[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	316
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	705
American Independence MAR Tactical Conservative Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCMRX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.48%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.60%	[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	163
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	553
American Independence MAR Tactical Moderate Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY – AMERICAN INDEPENDENCE MAR TACTICAL MODERATE GROWTH FUND
Investment objective:	rr_ObjectiveHeading	Investment Objectives.
Investment objective	rr_ObjectivePrimaryTextBlock	The primary objective of the American Independence MAR Tactical Moderate Growth Fund (the “Fund”) is moderate capital growth.
Secondary objectives	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary objective is to generate current income.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund (or in any other American Independence Funds). More information about these and other discounts is available from your financial professional and in the “Investing With The Funds” section starting on page 45 of the Funds’ Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund has not yet commenced operations, and therefore, has no portfolio turnover rate to report.

Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund (or in any other American Independence Funds).
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies, Risks and Performance.
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Strategies. The Fund seeks to achieve its investment objectives by allocating net assets to four asset classes (equity, fixed income, cash and commodities) and multiple sub-asset classes (subsets of the four asset classes) through investments in exchange-traded funds (“ETFs”) whose underlying investments trade in U.S. and international, both developed and emerging markets, but are listed on U.S. exchanges. The underlying investments of the ETFs will include the following:

• Common and preferred stocks of all market capitalizations and investment types (e.g., value and growth) in global markets, including emerging markets, all of which are considered to be sub-asset classes;

• Fixed-income securities with varying maturities and credit quality, including high yield securities (commonly known as “junk bonds”), convertible debt, investment grade corporate bonds, asset- and mortgage-backed securities, municipals bonds and both domestic and foreign sovereign debt bonds, including those in emerging markets, all of which are also examples of sub-asset classes; and

• Commodities (e.g., gold).

In addition, the Fund treats cash equivalents as an asset class and has the ability to fully invest in cash or cash equivalents as a potential defense against volatile market downturns.

The Fund may also invest in a basket of securities which represent an asset class or investment type if it is determined that investing in the ETF for that investment type is not feasible or otherwise not in the best interest of the Fund.

Cougar Global Investments Ltd. (the “Sub-Adviser” or “Cougar Global”) employs a proprietary asset allocation model to structure the portfolio across multiple asset classes and sub-asset classes based on the return and downside-risk profile. First, the Sub-Adviser uses its proprietary Macroeconomic Assessment of Risk (“MAR”) analysis to create its forecast of the macroeconomic environment over a one-year time horizon. Second, the Sub-Adviser uses statistical models to establish what impact it believes the macroeconomic environment may have on the risk/return profile and correlations of multiple asset classes and sub-asset classes. This provides a measure of how the asset classes and sub-asset classes may behave under different macroeconomic scenarios. Third, the Sub-Adviser selects asset classes and sub-asset classes it believes will achieve the highest total return as is consistent with the Fund’s return and downside-risk profile. Finally, the Fund’s portfolio is revised and rebalanced monthly if the expected returns and downside-risk for the current holdings have changed.

The overall asset allocation of the Fund is not fixed. It can and does change significantly over time as the Sub-Adviser decides to re-allocate portions of the portfolio in response to changes in the U.S. and global economy and in various investment markets. The Fund’s Sub-Adviser may engage in frequent buying and selling of portfolio securities to pursue the Fund’s investment objectives. The Fund seeks to have less risk relative to the American Independence MAR Tactical Growth Fund and American Independence MAR Tactical Aggressive Growth Fund, but seeks to have a greater amount of risk relative to the American Independence MAR Tactical Conservative Fund.

The Fund is a “fund of funds.” The term “fund of funds” is typically used to describe mutual funds whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds. The Fund is best suited for long-term investors.

In addition to investing primarily in ETFs, the Fund may also invest in short-term money market securities, cash, money market mutual funds and Treasury Bills for temporary purposes and for cash flow management.

Risk, Heading	rr_RiskHeading

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the level of risk you are willing to take. Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose money by investing in the Fund. The Fund is not intended to be a complete investment program, and is subject to management risk and may not achieve its objectives if the Adviser and/or Sub-Adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below:

Risk, Narrative	rr_RiskNarrativeTextBlock

ETF Risks. The following are various types of risks to which the Fund is subject based on the certain types of ETFs in which the Fund will be investing:

General ETF Risk. The cost to a shareholder of investing in the Fund may be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in the related securities. Shareholders will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses.

Tracking Error Risk. ETF’s typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values (“NAV”). In addition, an ETF that tracks an index may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.

Fund of Funds Structure Risk. Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”). Absent an available exemption, the Fund may not: (i) acquire more than 3% of the voting securities of any other investment company; (ii) invest more than 5% of its total assets in securities of any one investment company; or (iii) invest more than 10% of its total assets in securities of all investment companies.

Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the above statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the particular ETF and the investing fund. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs. If the Fund is unable to rely on an ETF’s exemptive order, the limitations discussed above may prevent the Fund from allocating its investments in the manner the Sub-Adviser considers prudent, or cause the Sub-Adviser to select an investment other than that which the Sub-Adviser considers suitable.

Because the Fund’s investments are concentrated in underlying funds, and the Fund’s performance is directly related to the performance of such underlying funds, the ability of the Fund to achieve its investment objectives is directly related to the ability of the underlying funds to meet their investment objectives.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

Foreign Securities Risk. To the extent the Fund invests in foreign securities including depositary receipts, such investments are subject to additional risks including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

Emerging Markets Risk. The Fund may invest in foreign securities that may include securities of companies located in developing or emerging markets, which entail additional risks, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict securities investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Foreign Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. Currency rates in foreign countries may fluctuate significantly over short periods of time.

Political Risk. A greater potential for revolts, and the expropriation of assets by governments exists when investing in securities of foreign countries.

Medium- and Small- Cap Risk. Because mid-sized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies their stock prices tend to fluctuate more than those of larger companies and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially more difficult to buy or sell as a desired time or price. Rising interest rates and changes in key personnel may also hurt small businesses more than larger ones.

Fixed-Income Securities Risk. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Generally, fixed-income securities will decrease in value if interest rates rise and will increase in value if interest rates decline. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

Interest Rate and Duration Risk. The Fund’s shares price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund’s investments generally will decline, as will the value of your investment in the Fund. Longer-term securities are subject to greater interest rate risk. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer securities duration, the more sensitive it will be to changes in interest rates. Similarly a fund with longer average fund duration will be more sensitive to changes in interest rates and will experience more price volatility than a fund with shorter average fund duration.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.

High Yield Securities Risk. Lower rated securities are subject to greater risk of loss of income and principal than higher rated securities and may have a higher incidence of default than higher-rated securities. The prices of lower rated securities are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. High yield securities are commonly referred to as “junk bonds” and are considered to be speculative.

Asset- and Mortgage-Backed Securities Risk. Mortgage-backed securities (“MBS”) (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these MBS and asset-backed securities differ from traditional fixed income securities. Like traditional fixed income securities, the value of MBS or asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. However, a main difference is that the principal on MBS or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, MBS and asset-backed backed securities are subject to prepayment risk and extension risk. Because of prepayment risk and extension risk, MBS react differently to changes in interest rates than other fixed income securities. Asset-backed securities entail certain risks not presented by MBS, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Prepayment Risk. Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. This risk could affect the total return of the Fund.

Liquidity Risk. An underlying fund may invest to a great degree in securities or instruments that trade in lower volumes and may make investments that are less liquid than other investments. These funds may invest in securities that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security or instrument at all. An inability to sell one or more portfolio positions can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Municipal Bonds Risk. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Municipal bonds can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s NAV. Further, the portfolio managers’ use of instruments that provide economic leverage increases the volatility of an underlying fund’s NAV, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.

Sovereign Debt Risk. Investing in sovereign debt will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors. In addition, foreign governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments. Moreover, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

U.S. Government Obligations Risk. U.S. government securities are subject to market and interest rate risk, as well as varying degrees of credit risk. Some U.S. government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. government securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities may have less credit risk than U.S. government securities not supported by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Commodity Risk. Investments in commodities, such as gold, or in commodity-linked instruments, will subject the Fund’s portfolio to volatility that may also deviate from price movements in equity and fixed income securities.

Non-Diversified Fund Risk. The Fund is “non-diversified” under the 1940 Act, and therefore is not required to meet certain diversification requirements under federal laws. The Fund may invest a greater percentage of its assets in the securities of an issuer. However, a decline in the value of a single investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 39.6%) and could increase brokerage commission costs.

May Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is “non-diversified” under the 1940 Act, and therefore is not required to meet certain diversification requirements under federal laws. The Fund may invest a greater percentage of its assets in the securities of an issuer. However, a decline in the value of a single investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Past Performance. The Fund has not commenced operations as of the date of this Prospectus, and, therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund has not commenced operations as of the date of this Prospectus, and, therefore, has no reportable performance history.
American Independence MAR Tactical Moderate Growth Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGZIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[5]
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.15%	[5]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	117
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	438
American Independence MAR Tactical Moderate Growth Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGZAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.38%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[5]
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.53%	[5]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	722
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,098
American Independence MAR Tactical Moderate Growth Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGZCX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.49%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[5]
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.15%	[5]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	321
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	743
American Independence MAR Tactical Moderate Growth Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGZRX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[5]
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.65%	[5]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	168
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	592
American Independence MAR Tactical Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY – AMERICAN INDEPENDENCE MAR TACTICAL GROWTH FUND
Investment objective:	rr_ObjectiveHeading	Investment Objective.
Investment objective	rr_ObjectivePrimaryTextBlock	The primary objective of the American Independence MAR Tactical Growth Fund (the “Fund”) is long-term growth.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund (or in any other American Independence Funds). More information about these and other discounts is available from your financial professional and in the “Investing With The Funds” section starting on page 45 of the Funds’ Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund has not yet commenced operations, and therefore, has no portfolio turnover rate to report.

Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund (or in any other American Independence Funds).
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies, Risks and Performance.
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Strategies. The Fund seeks to achieve its investment objective by allocating net assets to four asset classes (equity, fixed income, cash and commodities) and multiple sub-asset classes (subsets of the four asset classes) through investments in exchange-traded funds (“ETFs”) whose underlying investments trade in U.S. and international, both developed and emerging markets, but are listed on U.S. exchanges. The underlying investments of the ETFs will include the following:

• Common and preferred stocks of all market capitalizations and investment types (e.g., value and growth) in global markets, including emerging markets, all of which are considered to be sub-asset classes;

• Fixed-income securities with varying maturities and credit quality, including high yield securities (commonly known as “junk bonds”), convertible debt, investment grade corporate bonds, asset- and mortgage-backed securities, municipals bonds and both domestic and foreign sovereign debt bonds, including those in emerging markets, all of which are also examples of sub-asset classes; and

• Commodities (e.g., gold).

In addition, the Fund treats cash equivalents as an asset class and has the ability to fully invest in cash or cash equivalents as a potential defense against volatile market downturns.

The Fund may also invest in a basket of securities which represent an asset class or investment type if it is determined that investing in the ETF for that investment type is not feasible or otherwise not in the best interest of the Fund.

Cougar Global Investments Ltd. (the “Sub-Adviser” or “Cougar Global”) employs a proprietary asset allocation model to structure the portfolio across multiple asset classes and sub-asset classes based on the interplay of their return and downside-risk profile: First, the Sub-Adviser uses its proprietary Macroeconomic Assessment of Risk (“MAR”) analysis to create its forecast of the macroeconomic environment over a one-year time horizon. Second, the Sub-Adviser uses statistical models to establish what impact it believes the macroeconomic environment may have on the risk/return profile and correlations of multiple asset classes. This provides a measure of how the asset classes and sub-asset classes may behave under different macroeconomic scenarios. Third, the Sub-Adviser selects asset classes and sub-asset classes it believes will achieve the highest total return as is consistent with the Fund’s return and downside-risk profile. Finally, the Fund’s portfolio is revised and rebalanced monthly if the expected returns and downside-risk for the current holdings have changed.

The overall asset allocation of the Fund is not fixed. It can and does change significantly over time as the Sub-Adviser decides to re-allocate portions of the portfolio in response to changes in the U.S. and global economy and in various investment markets. The Fund’s Sub-Adviser may engage in frequent buying and selling of portfolio securities to pursue the Fund’s investment objective. The Fund seeks to have a greater than moderate amount of risk relative to the American Independence MAR Tactical Conservative Fund and the American Independence MAR Tactical Moderate Growth Fund, but seeks to have less risk relative to the American Independence MAR Tactical Aggressive Growth Fund.

The Fund is a “fund of funds.” The term “fund of funds” is typically used to describe mutual funds whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds. The Fund is best suited for long-term investors.

In addition to investing primarily in ETFs, the Fund may also invest in short-term money market securities, cash, money market mutual funds and Treasury Bills for temporary purposes and for cash flow management.

Risk, Heading	rr_RiskHeading

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the level of risk you are willing to take. Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose money by investing in the Fund. The Fund is not intended to be a complete investment program, and is subject to management risk and may not achieve its objective if the Adviser’s and/or Sub-Adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below:

Risk, Narrative	rr_RiskNarrativeTextBlock

ETF Risks. The following are various types of risks to which the Fund is subject based on the certain types of ETFs in which the Fund will be investing:

General ETF Risk. The cost to a shareholder of investing in the Fund may be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in the related securities. Shareholders will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses.

Tracking Error Risk. ETF’s typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values (“NAV”). In addition, an ETF that tracks an index may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.

Fund of Funds Structure Risk. Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed by the Investment Company Act of 1940 (the “1940 Act”). Absent an available exemption, the Fund may not: (i) acquire more than 3% of the voting securities of any other investment company; (ii) invest more than 5% of its total assets in securities of any one investment company; or (iii) invest more than 10% of its total assets in securities of all investment companies.

Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the above statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the particular ETF and the investing fund. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs. If the Fund is unable to rely on an ETF’s exemptive order, the limitations discussed above may prevent the Fund from allocating its investments in the manner the Sub-Adviser considers prudent, or cause the Sub-Adviser to select an investment other than that which the Sub-Adviser considers suitable.

Because the Fund’s investments are concentrated in underlying funds, and the Fund’s performance is directly related to the performance of such underlying funds, the ability of the Fund to achieve its investment objective is directly related to the ability of the underlying funds to meet their investment objectives.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

Foreign Securities Risk. To the extent the Fund invests in foreign securities including depositary receipts, such investments are subject to additional risks including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

Emerging Markets Risk. The Fund may invest in foreign securities that may include securities of companies located in developing or emerging markets, which entail additional risks, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict securities investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Foreign Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. Currency rates in foreign countries may fluctuate significantly over short periods of time.

Political Risk. A greater potential for revolts, and the expropriation of assets by governments exists when investing in securities of foreign countries.

Medium- and Small- Cap Risk. Because mid-sized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies their stock prices tend to fluctuate more than those of larger companies and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially more difficult to buy or sell as a desired time or price. Rising interest rates and changes in key personnel may also hurt small businesses more than larger ones.

Fixed-Income Securities Risk. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Generally, fixed-income securities will decrease in value if interest rates rise and will increase in value if interest rates decline. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

Interest Rate and Duration Risk. The Fund’s shares price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund’s investments generally will decline, as will the value of your investment in the Fund. Longer-term securities are subject to greater interest rate risk. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer securities duration, the more sensitive it will be to changes in interest rates. Similarly a fund with longer average fund duration will be more sensitive to changes in interest rates and will experience more price volatility than a fund with shorter average fund duration.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.

High Yield Securities Risk. Lower rated securities are subject to greater risk of loss of income and principal than higher rated securities and may have a higher incidence of default than higher-rated securities. The prices of lower rated securities are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. High yield securities are commonly referred to as “junk bonds” and are considered to be speculative.

Asset- and Mortgage-Backed Securities Risk. Mortgage-backed securities (“MBS”) (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these MBS and asset-backed securities differ from traditional fixed income securities. Like traditional fixed income securities, the value of MBS or asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. However, a main difference is that the principal on MBS or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, MBS and asset-backed backed securities are subject to prepayment risk and extension risk. Because of prepayment risk and extension risk, MBS react differently to changes in interest rates than other fixed income securities. Asset-backed securities entail certain risks not presented by MBS, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Prepayment Risk. Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. This risk could affect the total return of the Fund.

Liquidity Risk. An underlying fund may invest to a great degree in securities or instruments that trade in lower volumes and may make investments that are less liquid than other investments. These funds may invest in securities that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security or instrument at all. An inability to sell one or more portfolio positions can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Municipal Bonds Risk. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Municipal bonds can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s NAV. Further, the portfolio managers’ use of instruments that provide economic leverage increases the volatility of an underlying fund’s NAV, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.

Sovereign Debt Risk. Investing in sovereign debt will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors. In addition, foreign governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments. Moreover, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

U.S. Government Obligations Risk. U.S. government securities are subject to market and interest rate risk, as well as varying degrees of credit risk. Some U.S. government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. government securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities may have less credit risk than U.S. government securities not supported by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Commodity Risk. Investments in commodities, such as gold, or in commodity-linked instruments, will subject the Fund’s portfolio to volatility that may also deviate from price movements in equity and fixed income securities.

Non-Diversified Fund Risk. The Fund is “non-diversified” under the 1940 Act, and therefore is not required to meet certain diversification requirements under federal laws. The Fund may invest a greater percentage of its assets in the securities of an issuer. However, a decline in the value of a single investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 39.6%) and could increase brokerage commission costs.

May Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is “non-diversified” under the 1940 Act, and therefore is not required to meet certain diversification requirements under federal laws. The Fund may invest a greater percentage of its assets in the securities of an issuer. However, a decline in the value of a single investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Past Performance. The Fund has not commenced operations as of the date of this Prospectus, and, therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund has not commenced operations as of the date of this Prospectus, and, therefore, has no reportable performance history.
American Independence MAR Tactical Growth Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGMIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[6]
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.20%	[6]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	122
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	443
American Independence MAR Tactical Growth Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGMAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.38%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[6]
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.58%	[6]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	726
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,103
American Independence MAR Tactical Growth Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGMCX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.49%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[6]
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.20%	[6]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	326
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	748
American Independence MAR Tactical Growth Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGMRX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[6]
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.70%	[6]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	173
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	596
American Independence MAR Tactical Aggressive Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY – AMERICAN INDEPENDENCE MAR TACTICAL AGGRESSIVE GROWTH FUND
Investment objective:	rr_ObjectiveHeading	Investment Objective.
Investment objective	rr_ObjectivePrimaryTextBlock	The primary objective of the American Independence MAR Tactical Aggressive Growth Fund (the “Fund”) is long-term aggressive growth.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund (or in any other American Independence Funds). More information about these and other discounts is available from your financial professional and in the “Investing With The Funds” section starting on page 45 of the Funds’ Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund has not yet commenced operations, and therefore, has no portfolio turnover rate to report.

Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund (or in any other American Independence Funds).
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies, Risks and Performance.
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Strategies. The Fund seeks to achieve its investment objective by allocating net assets to four asset classes (equity, fixed income, cash and commodities) and multiple sub-asset classes (subsets of the four asset classes) through investments in exchange-traded funds (“ETFs”) whose underlying investments trade in U.S. and international, both developed and emerging markets, but are listed on U.S. exchanges. The underlying investments of the ETFs will include the following:

• Common and preferred stocks of all market capitalizations and investment types (e.g., value and growth) in global markets, including emerging markets, all of which are considered to be sub-asset classes;

• Fixed-income securities with varying maturities and credit quality, including high yield securities (commonly known as “junk bonds”), convertible debt, investment grade corporate bonds, asset- and mortgage-backed securities, municipals bonds and both domestic and foreign sovereign debt bonds, including those in emerging markets, all of which are also examples of sub-asset classes; and

• Commodities (e.g., gold).

In addition, the Fund treats cash equivalents as an asset class and has the ability to fully invest in cash or cash equivalents as a potential defense against volatile market downturns.

The Fund may also invest in a basket of securities which represent an asset class or investment type if it is determined that investing in the ETF for that investment type is not feasible or otherwise not in the best interest of the Fund.

Cougar Global Investments Ltd. (the “Sub-Adviser” or “Cougar Global”) employs a proprietary asset allocation model to structure the portfolio across multiple asset classes and sub-asset classes based on the return and downside-risk profile: First, the Sub-Adviser uses its proprietary Macroeconomic Assessment of Risk (“MAR”) analysis to create its forecast of the macroeconomic environment over a one-year time horizon. Second, the Sub-Adviser uses statistical models to establish what impact it believes the macroeconomic environment may have on the risk/return profile and correlations of multiple asset classes and sub-asset classes. This provides a measure of how the asset classes and sub-asset classes may behave under different macroeconomic scenarios. Third, the Sub-Adviser selects asset classes and sub-asset classes it believes will achieve the highest total return as is consistent with the Fund’s return and downside-risk profile. Finally, the Fund’s portfolio is revised and rebalanced monthly if the expected returns and downside-risk for the current holdings have changed.

The overall asset allocation of the Fund is not fixed. It can and does change significantly over time as the Sub-Adviser decides to re-allocate portions of the portfolio in response to changes in the U.S. and global economy and in various investment markets. The Fund’s Sub-Adviser may engage in frequent buying and selling of portfolio securities to pursue the Fund’s investment objective. The Fund seeks to have the greatest amount of risk relative to the other American Independence MAR Tactical Funds – the American Independence MAR Tactical Conservative Fund, American Independence MAR Tactical Moderate Growth Fund, and American Independence MAR Tactical Growth Fund.

The Fund is a “fund of funds.” The term “fund of funds” is typically used to describe mutual funds whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds. The Fund is best suited for long-term investors.

In addition to investing primarily in ETFs, the Fund may also invest in short-term money market securities, cash, money market mutual funds and Treasury Bills for temporary purposes and for cash flow management.

Risk, Heading	rr_RiskHeading

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the level of risk you are willing to take. Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose money by investing in the Fund. The Fund is not intended to be a complete investment program, and is subject to management risk and may not achieve its objective if the Adviser’s and/or Sub-Adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below:

Risk, Narrative	rr_RiskNarrativeTextBlock

ETF Risks. The following are various types of risks to which the Fund is subject based on the certain types of ETFs in which the Fund will be investing:

General ETF Risk. The cost to a shareholder of investing in the Fund may be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in the related securities. Shareholders will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses.

Tracking Error Risk. ETF’s typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values (“NAV”). In addition, an ETF that tracks an index may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.

Fund of Funds Structure Risk. Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”). Absent an available exemption, the Fund may not: (i) acquire more than 3% of the voting securities of any other investment company; (ii) invest more than 5% of its total assets in securities of any one investment company; or (iii) invest more than 10% of its total assets in securities of all investment companies.

Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the above statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the particular ETF and the investing fund. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs. If the Fund is unable to rely on an ETF’s exemptive order, the limitations discussed above may prevent the Fund from allocating its investments in the manner the Sub-Adviser considers prudent, or cause the Sub-Adviser to select an investment other than that which the Sub-Adviser considers suitable.

Because the Fund’s investments are concentrated in underlying funds, and the Fund’s performance is directly related to the performance of such underlying funds, the ability of the Fund to achieve its investment objective is directly related to the ability of the underlying funds to meet their investment objectives.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

Foreign Securities Risk. To the extent the Fund invests in foreign securities including depositary receipts, such investments are subject to additional risks including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

Emerging Markets Risk. The Fund may invest in foreign securities that may include securities of companies located in developing or emerging markets, which entail additional risks, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict securities investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Foreign Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. Currency rates in foreign countries may fluctuate significantly over short periods of time.

Political Risk. A greater potential for revolts, and the expropriation of assets by governments exists when investing in securities of foreign countries.

Medium- and Small- Cap Risk. Because mid-sized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies their stock prices tend to fluctuate more than those of larger companies and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially more difficult to buy or sell as a desired time or price. Rising interest rates and changes in key personnel may also hurt small businesses more than larger ones.

Fixed-Income Securities Risk. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Generally, fixed-income securities will decrease in value if interest rates rise and will increase in value if interest rates decline. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

Interest Rate and Duration Risk. The Fund’s shares price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund’s investments generally will decline, as will the value of your investment in the Fund. Longer-term securities are subject to greater interest rate risk. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer securities duration, the more sensitive it will be to changes in interest rates. Similarly a fund with longer average fund duration will be more sensitive to changes in interest rates and will experience more price volatility than a fund with shorter average fund duration.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.

High Yield Securities Risk. Lower rated securities are subject to greater risk of loss of income and principal than higher rated securities and may have a higher incidence of default than higher-rated securities. The prices of lower rated securities are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. High yield securities are commonly referred to as “junk bonds” and are considered to be speculative.

Asset- and Mortgage-Backed Securities Risk. Mortgage-backed securities (“MBS”) (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these MBS and asset-backed securities differ from traditional fixed income securities. Like traditional fixed income securities, the value of MBS or asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. However, a main difference is that the principal on MBS or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, MBS and asset-backed backed securities are subject to prepayment risk and extension risk. Because of prepayment risk and extension risk, MBS react differently to changes in interest rates than other fixed income securities. Asset-backed securities entail certain risks not presented by MBS, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Prepayment Risk. Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. This risk could affect the total return of the Fund.

Liquidity Risk. An underlying fund may invest to a great degree in securities or instruments that trade in lower volumes and may make investments that are less liquid than other investments. These funds may invest in securities that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security or instrument at all. An inability to sell one or more portfolio positions can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Municipal Bonds Risk. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Municipal bonds can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s NAV. Further, the portfolio managers’ use of instruments that provide economic leverage increases the volatility of an underlying fund’s NAV, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.

Sovereign Debt Risk. Investing in sovereign debt will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors. In addition, foreign governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments. Moreover, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

U.S. Government Obligations Risk. U.S. government securities are subject to market and interest rate risk, as well as varying degrees of credit risk. Some U.S. government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. government securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities may have less credit risk than U.S. government securities not supported by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Commodity Risk. Investments in commodities, such as gold, or in commodity-linked instruments, will subject the Fund’s portfolio to volatility that may also deviate from price movements in equity and fixed income securities.

Non-Diversified Fund Risk. The Fund is “non-diversified” under the 1940 Act, and therefore is not required to meet certain diversification requirements under federal laws. The Fund may invest a greater percentage of its assets in the securities of an issuer. However, a decline in the value of a single investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 39.6%) and could increase brokerage commission costs.

May Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is “non-diversified” under the 1940 Act, and therefore is not required to meet certain diversification requirements under federal laws. The Fund may invest a greater percentage of its assets in the securities of an issuer. However, a decline in the value of a single investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Past Performance. The Fund has not commenced operations as of the date of this Prospectus, and, therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund has not commenced operations as of the date of this Prospectus, and, therefore, has no reportable performance history.
American Independence MAR Tactical Aggressive Growth Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGZIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[7]
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.25%	[7]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	127
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	447
American Independence MAR Tactical Aggressive Growth Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGZAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.38%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[7]
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.63%	[7]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	731
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,107
American Independence MAR Tactical Aggressive Growth Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGZCX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.49%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[7]
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.25%	[7]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	331
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	753
American Independence MAR Tactical Aggressive Growth Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGZRX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[7]
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.75%	[7]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	178
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	601
American Independence Laffer Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY – American Independence Laffer Dividend Growth Fund
Investment objective:	rr_ObjectiveHeading	Investment Objectives.
Investment objective	rr_ObjectivePrimaryTextBlock

The primary objective of American Independence Laffer Dividend Growth Fund (the “Fund”) is to generate a competitive total return by investing in a diversified portfolio of U.S. listed equity securities that offer an attractive combination of yield and the opportunity for growing dividends.

Secondary objectives	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary objective is capital appreciation through stock price appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the “Investing With The Fund” section starting on page 16 of the Fund’s Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. The Fund has not yet commenced operations, and therefore, has no portfolio turnover rate to report.

Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies, Risks and Performance.
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Strategies. The Fund invests in a concentrated, but diversified, portfolio of U.S. listed equity traded securities that provide investors with both an attractive level of dividend yield relative to the yield of the S&P 500 Index and that offer the opportunity for growing dividends.

Under normal market conditions, the Fund intends to invest in the following manner:

• At least 90% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in U.S. listed equity dividend-paying securities with market capitalizations greater than $800 million.

• To enhance yield, the Fund may invest up to 60% in publicly-traded, high yielding public securities, such as Real Estate Investment Trusts (REIT’s), Master Limited Partnerships (MLP’s), and Business Development Companies (BDC’s).

Main types of securities the Fund may hold:*

• U.S. listed equity, dividend-paying securities.

• American Depository Receipts (ADR’s)

• Master Limited Partnerships

• Real Estate Investment Trusts

• Business Development Companies

• Short-term money market securities, including cash, money market mutual funds and U.S. Treasury Bills

* All securities are publicly-traded

Risk, Heading	rr_RiskHeading

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if Laffer Investment Inc.’s (“Laffer”) or the (“Sub-Adviser”) expectations regarding particular securities or markets are not met. You could lose money by investing in the Fund. A summary of the principal risks of investing in the Fund can be found below and include risks that the Fund is exposed to by investing in the certain asset classes:

Risk, Narrative	rr_RiskNarrativeTextBlock

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

Style Risk. Dividend paying growth stocks tend to perform differently in different markets. Their price may decrease or they may not increase in price as anticipated if other investors fail to recognize the company’s value or other factors that the Sub-Adviser believes will cause the stock price to increase do not occur.

Mid- and Small-Cap Risk. Because mid-sized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially more difficult to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may also hurt small businesses more than larger ones.

Foreign Securities Risk. To the extent the Fund invests in foreign securities including depository receipts, such investments are subject to additional risks including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

Master Limited Partnerships Risks. Investments in common units of MLPs listed on the major U.S. stock exchanges involve risks that differ from investments in common stock including risks inherent in the structure of MLPs, including (i) tax risks (described further below), (ii) risk related to limited control of management or the general partner or managing member (iii) limited rights to vote on matters affecting the MLP, except with respect to extraordinary transactions, (iv) conflicts of interest between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand, including those arising from incentive distribution payments or corporate opportunities, and (v) cash flow risks, as described in more detail in this Prospectus.

Correlation Risk. While MLPs have historically low correlation to other asset classes, there has been a measureable increase since the financial crisis of 2008. This pattern has been present in other times of severe equity market stress.

Energy Sector Risks. As many MLPs operate within the energy sector, a portion of the MLPs in which the Fund may invest may be affected by changes in the energy sector of the economy, including adverse political, legislative or regulatory developments. At times, the performance of securities of companies in the energy sector may lag the performance of other sectors or the broader market as a whole. In addition, there are several specific risks associated with investments in the energy sector, including the following:

• MLPs operating in the energy sector are subject to significant regulation of nearly every aspect of their operations by federal, state and local governmental agencies;

• MLPs can be subject to commodity price risk when there is a decline in exploration, transport and processing of energy products related to volatile energy prices. MLPs may be adversely affected by reductions in the supply or demand for energy commodities;

• The ability of MLPs operating in the energy sector to grow and to increase cash distributions to unitholders may be highly dependent on their ability to make acquisitions that result in an increase in cash flows;

• Rising interest rates which could adversely impact the financial performance and/or the present value of cash flows of MLPs operating in the energy sector; and

• MLPs operating in the energy sector are subject to many dangers inherent in the management, transportation, storage, gathering, compressing, treating, processing, marketing and fractionation of natural gas, natural gas liquids, crude oil, refined petroleum and petroleum products and other hydrocarbons. In addition, threats of attack by terrorists on energy assets could impact the market for MLPs operating in the energy sector.

Tax Risk. The benefit the Fund derives from its investment in MLPs is largely due to the tax treatment of MLPs which are generally taxed partnerships. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes. As a result, the amount of cash available for distribution by the MLP would be reduced and the after-tax return to the Fund with respect to its investment in such MLPs would be materially reduced. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in the Fund and lower income.

Business Development Companies Risks. BDCs are a type of closed-end fund regulated under the Investment Company Act of 1940, as amended (the “1940 Act”). BDCs are publicly-traded mezzanine/private equity funds that typically invest in and lend to small and medium-sized private companies that may not have access to public equity markets for raising capital. BDCs are unique in that at least 70% of their investments must be made to private U.S. businesses, and BDCs are required to make available significant managerial assistance to their portfolio companies. BDCs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Internal Revenue Code of 1986, as amended (the “Code”). BDCs have expenses associated with their operations. Accordingly, the Fund will indirectly bear its proportionate share of any management and other expenses, and of any performance based fees, charged by the BDCs in which it invests.

Investments in BDCs are subject to various risks, including management’s ability to meet the BDC’s investment objectives, and to manage the BDC’s portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors’ perceptions regarding a BDC or its underlying investments change. BDC shares are not redeemable at the option of the BDC shareholder and, as with shares of other closed-end funds; they may trade in the secondary market at a discount to their net asset value. Historically, BDCs have tended to fall back in the short term as interest rates rise suddenly, but in the long term they have done just as well during eras of rising interest rates as they did during eras of declining interest rates.

Real Estate Investment Risk. To the extent that the Fund invests in real estate related investments, including REITs or real-estate linked derivative instruments, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and in the credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates. To the extent that the Fund invests in REITs, it will also be subject to the risk that a REIT may default on its obligations or go bankrupt. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. The Fund’s investments in REITs could cause the Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make distributions.

Liquidity Risk. The Fund may invest to a greater degree in securities or instruments that trade in lower volumes and may make investments that are less liquid than other investments. Also, the Fund may invest in securities that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security or instrument at all. An inability to sell one or more portfolio positions can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Because the Fund may invest in mid- and small-capitalization stocks, BDCs, MLPs and REITs, it may be especially subject to the risk that, during certain periods, the liquidity of particular issuers or industries, or all securities within a particular investment category, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. While the Fund reserves the right to meet redemption requests through in-kind distributions, the Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s net asset value (“NAV”). The Adviser will determine the liquidity of such investments pursuant to guidelines established by the Board. If a particular investment in an ADR, Global Depository Receipt (“GDR”), MLP, BDC or REIT is deemed illiquid, that investment will be included within the Fund's limitation on investment in illiquid securities.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

May Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Past Performance. The Fund has not commenced operations as of the date of this Prospectus, and, therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund has not commenced operations as of the date of this Prospectus, and, therefore, has no reportable performance history.
American Independence Laffer Dividend Growth Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LDGIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[8]
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.04%	[8]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	106
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	399
American Independence Laffer Dividend Growth Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LDGAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.38%	[9]
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[8]
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.42%	[8]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	711
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,062
American Independence Laffer Dividend Growth Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LDGCX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[8]
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.04%	[8]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	310
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 706

[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	American Independence Financial Services, LLC ("American Independence" or the "Adviser") has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2015 in order to keep the Total Annual Fund Operating Expenses to 0.85%, 1.23%, 1.85% and 1.35% of the Fund's average net assets for Institutional Class Shares, Class A Shares, Class C Shares and Class R Shares, respectively. The contractual expense limitation does not apply to Acquired Fund Fees and Expenses. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board.
[3]	The Board of Trustees (the "Board") has approved a Rule 12b-1 Plan with a 0.25% and a 0.40% distribution fee for Class A Shares and Class R Shares, respectively. In addition, the Board has approved a Shareholder Services Plan for Class A Shares and Class R Shares which would provide for a fee paid monthly at an annual rate of up to 0.25%. At the present time, the Fund is assessing the full 0.25% and 0.40% distribution fees for Class A Shares and Class R Shares, respectively and is assessing only 0.13% and 0.10% of the shareholder servicing fees for Class A Shares and Class R Shares, respectively.
[4]	Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.
[5]	American Independence Financial Services, LLC ("American Independence" or the "Adviser") has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2015 in order to keep the Total Annual Fund Operating Expenses to 0.90%, 1.28%, 1.90% and 1.40% of the Fund's average net assets for Institutional Class Shares, Class A Shares, Class C Shares and Class R Shares, respectively. The contractual expense limitation does not apply to Acquired Fund Fees and Expenses. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board.
[6]	American Independence Financial Services, LLC ("American Independence" or the "Adviser") has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2015 in order to keep the Total Annual Fund Operating Expenses to 0.95%, 1.33%, 1.95% and 1.45% of the Fund's average net assets for Institutional Class Shares, Class A Shares, Class C Shares and Class R Shares, respectively. The contractual expense limitation does not apply to Acquired Fund Fees and Expenses. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board.
[7]	American Independence Financial Services, LLC ("American Independence" or the "Adviser") has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2015 in order to keep the Total Annual Fund Operating Expenses to 1.00%, 1.38%, 2.00% and 1.50% of the Fund's average net assets for Institutional Class Shares, Class A Shares, Class C Shares and Class R Shares, respectively. The contractual expense limitation does not apply to Acquired Fund Fees and Expenses. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board.
[8]	American Independence Financial Services, LLC ("American Independence" or the "Adviser") has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2015 in order to keep the Total Annual Fund Operating Expenses to 1.00%, 1.38% and 2.00% of the Fund's average net assets for Institutional Class Shares, Class A Shares and Class C Shares, respectively. The contractual expense limitation does not apply to Acquired Fund Fees and Expenses. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board of Trustees.
[9]	The Board has approved a Rule 12b-1 plan with a 0.25% distribution fee for Class A Shares. In addition, the Board has approved a Shareholder Services Plan for Class A Shares which would provide for a fee paid monthly at an annual rate of up to 0.25%. At the present time, the Fund is assessing the full 0.25% distribution fee and is assessing 0.13% of the shareholder servicing fee.